Share-based Compensation - Summary of Restricted Stock Unit Activity ( Parenthetical) (Details)	3 Months Ended
Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance target achievement percentage	100.00%